Remuneration and other benefits paid to the Bank’s directors and senior managers - Senior Management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [line items]
Post-employment benefit expense in profit or loss, defined benefit plans	€ 46,000	€ 42,000	€ 65,000
Senior Management
Disclosure of transactions between related parties [line items]
Ratio of variable to fixed pay components	116.00%
Holding period for shares issued in settlement of pension obligations	5 years
Pension system balance	€ 51,000	57,000
Post-employment benefit expense in profit or loss, defined benefit plans	4,500	4,700
Capital insured by life and accident insurance	83,000	84,400
Retired senior managers
Disclosure of transactions between related parties [line items]
Salaries and other remuneration related to retirement	12,303		€ 3,560
Variable subject to Long-term objectives in cash	633
Amount paid for retirement pension benefit	€ 0	€ 0
Maximum | Senior Management
Disclosure of transactions between related parties [line items]
Ratio of variable to fixed pay components	200.00%
Minimum | Senior Management
Disclosure of transactions between related parties [line items]
Discretionary pension contribution percentage	15.00%